UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007


Check here if Amendment:                   [_] Amendment Number:____

This Amendment (Check only one.):          [_] is a restatement
                                           [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Bonanza Capital, Ltd.

Address:   300 Crescent Court, Suite 250
           Dallas, TX 75201

Form 13F File Number:  28-11243

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Bernay Box
Title:     Managing Partner
Phone:     214-303-3900

Signature, Place, and Date of Signing:

/s/ Bernay Box                       Dallas, TX              February 14, 2008
------------------------     -------------------------     ---------------------
    [Signature]                   [City, State]                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      44

Form 13F Information Table Value Total:  $ 270,743
                                        (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state NONE and omit the column headings and list entries.]

NONE


                                                        BONANZA CAPITAL LTD
                                                 Managed Assets as of 12/31/2007

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COLUMN 1                       COLUMN 2   COLUMN 3    COLUMN 4        COLUMN 5       COLUMN 6      COLUMN 7       COLUMN 8
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                               TITLE                   VALUE    SHS OR    SH/  PUT/  INVESTMENT    OTHER       VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS   CUSIP       (x$1000)  PRN AMT   PRN  CALL  DISCRETION    MGRS      SOLE       SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
AERO GROW INTL INC             COM        00768M103    1,395      225,400 SH         SOLE                      225,400
ALLION HEALTHCARE INC          COM        019615103    5,467      995,800 SH         SOLE                      995,800
AMERICREDIT CORP               COM        03060R101    6,395      500,000 SH         SOLE                      500,000
AMPCO PITTSBURGH CORP          COM        032037103    5,533      145,100 SH         SOLE                      145,100
AWARE INC MASS                 COM        05453N100    3,780      900,000 SH         SOLE                      900,000
BLUEPHOENIX SOLUTIONS LTD      SHS        M20157109    5,969      329,400 SH         SOLE                      329,400
BON-TON STORES INC             COM        09776J101    5,979      630,000 SH         SOLE                      630,000
CHANNELL COML CORP             COM        159186105      697      494,100 SH         SOLE                      494,100
COMSTOCK HOMEBUILDING COS      CL A       205684103      446      675,000 SH         SOLE                      675,000
CONTANGO OIL & GAS COMPANY     COM NEW    21075N204   13,099      257,400 SH         SOLE                      257,400
CYBEX INTL INC                 COM        23252E106    3,501      767,800 SH         SOLE                      767,800
DXP ENTERPRISES INC NEW        COM NEW    233377407    7,054      151,124 SH         SOLE                      151,124
ELECTRO OPTICAL SCIENCES INC   COM        285192100    8,002    1,774,200 SH         SOLE                    1,774,200
ENDWAVE CORP                   COM NEW    29264A206      364       50,000 SH         SOLE                       50,000
ENTERTAINMENT DIST CO INC      COM        29382J105    1,005    1,500,000 SH         SOLE                    1,500,000
EUROSEAS LTD                   COM NEW    Y23592200   10,268      828,098 SH         SOLE                      828,098
EXPRESSJET HOLDINGS INC        CL A       30218U108    2,480    1,000,000 SH         SOLE                    1,000,000
GREENFIELD ONLINE INC          COM        395150105    6,575      450,000 SH         SOLE                      450,000
HALOZYME THERAPEUTICS INC      COM        40637H109   10,147    1,427,100 SH         SOLE                    1,427,100
HAYNES INTERNATIONAL INC       COM NEW    420877201    1,807       26,000 SH         SOLE                       26,000
INFINITY PHARMACEUTICALS INC   COM        45665G303    2,197      230,000 SH         SOLE                      230,000
INTERSECTIONS INC              COM        460981301    3,798      455,900 SH         SOLE                      455,900
INVESTOOLS INC                 COM        46145P103   30,602    1,725,000 SH         SOLE                    1,725,000
KHD HUMBOLDT WEDAG INTL INC    COM        482462108    8,304      277,000 SH         SOLE                      277,000
MAUI LD & PINEAPPLE INC        COM        577345101    5,094      175,000 SH         SOLE                      175,000
ODYSSEY HEALTHCARE INC         COM        67611V101    2,956      267,300 SH         SOLE                      267,300
OUTDOOR CHANNEL HLDGS INC      COM NEW    690027206    4,692      680,000 SH         SOLE                      680,000
OVERSTOCK COM INC DEL          COM        690370101    1,346       86,700 SH         SOLE                       86,700
PETRO RES CORP                 COM        71646K106    3,888    1,963,500 SH         SOLE                    1,963,500
PREMIER EXIBITIONS INC         COM        74051E102    5,744      525,000 SH         SOLE                      525,000
RIGEL PHARMACEUTICALS INC      COM NEW    766559603   14,599      575,000 SH         SOLE                      575,000
SHOE CARNIVAL INC              COM        824889109    7,216      511,400 SH         SOLE                      511,400
SILVERLEAF RESORTS INC         COM        828395103    9,689    2,329,100 SH         SOLE                    2,329,100
SKECHERS U S A INC             CL A       830566105    4,878      250,000 SH         SOLE                      250,000
STREETTRACKS GOLD TR           GOLD SHS   863307104    8,246      100,000 SH         SOLE                      100,000
SUN HEALTHCARE GROUP INC       COM NEW    866933401    4,765      277,500 SH         SOLE                      277,500
TEGAL CORP                     COM NEW    879008209    2,051      512,820 SH         SOLE                      512,820
TELULAR CORP                   COM NEW    87970T208   13,026    1,901,567 SH         SOLE                    1,901,567
TENET HEALTHCARE CORP          COM        88033G100    2,194      431,800 SH         SOLE                      431,800
THERMAGE INC                   COM        88343R101    1,879      325,000 SH         SOLE                      325,000
TORTOISE CAP RES CORP          COM        89147N304    2,122      173,200 SH         SOLE                      173,200
TRIDENT MICROSYSTEMS INC       COM        895919108    8,200    1,250,000 SH         SOLE                    1,250,000
US AIRWAYS GROUP INC           COM        90341W108    2,942      200,000 SH         SOLE                      200,000
WELLCARE HEALTH PLANS INC      COM        94946T106   20,357      480,000 SH         SOLE                      480,000

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